SCHEDULE OF BANK BORROWINGS (Details) - SGD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total:	$ 398	$ 460
Within 12 months	10	62
Between 2 - 3 years	11	20
Over 3 - 5 years	35	22
Over 5 years	342	356
Long term debt	398	460
Term Loan [Member]
Short-Term Debt [Line Items]
Total:		53
Term of repayments	5 years
Interest rate	2.50%
Property Loan [Member]
Short-Term Debt [Line Items]
Total:	$ 398	$ 407
Term of repayments	27 years
Property Loan [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	3.75%
Property Loan [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	4.82%